Other Financial Statement Data (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash paid during the year
Interest—net of interest capitalized	$ 141.2	$ 135.3	$ 102.7
Income taxes—net of refunds	781.2	847.4	1,073.7
Supplemental disclosure of noncash investing and financing activities:
Change in capitalized expenditures in accounts payable and accrued expenses	50.1	204.9	9.0
Change in accrued share repurchases	$ (11.2)	$ 40.3	$ 0.0